October 15, 2008

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Harbor Funds (the “Trust”)
File Nos. 33-5852 and 811-4676

Ladies and Gentlemen:

Attached hereto for electronic filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) General Instruction D to Form N-1A and (4) Rule 101(a) of Regulation S-T is a copy of post-effective amendment no. 60 (amendment no. 62 under the 1940 Act) (the “Amendment”) to the Registration Statement on Form N-1A of the Trust including the prospectus of the Harbor Target Retirement Funds (the “Funds”), which includes ten newly formed fund-of-fund target retirement date series of the Trust, Harbor Funds’ statement of additional information (“SAI”), Part C and exhibits. The Amendment has been manually signed by the persons specified in Section 6(a) of the 1933 Act. Pursuant to Rule 302(b) under Regulation S-T, the Trust will retain the manually executed copy of the Amendment; the electronic copy of the Amendment contains conformed signatures.

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act and is intended to become effective on January 2, 2009. The purpose for the Amendment is to register shares of the Funds on Form N-1A.

Please note that (i) the Registrant does not involve a master-feeder arrangement and (ii) the Registrant’s operations do not raise novel or complex issues of law or policy different from those associated with any other investment company investing in securities of the type in which the Registrant may invest. One series of the Trust is a money market fund.

If you have any questions or comments concerning the foregoing or the attached, please contact the undersigned at (312) 443-4428.

Sincerely,

Jodie L. Crotteau

Assistant Secretary

Cc:	Christopher P. Harvey, Esq.
Wilmer Cutler Pickering Hale and Dorr LLP

David G. Van Hooser
Anmarie S. Kolinski
Charles F. McCain, Esq.
Erik D. Ojala, Esq.
Harbor Funds